LOSS PER SHARE (Details) (USD $)	12 Months Ended				128 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012
Numerator:
Net loss available in basic and diluted calculation	$ (7,422,155)		$ (4,486,879)		$ (19,291,111)
Denominator:
Weighted average common shares outstanding-basic	69,587,814		24,282,433		12,143,184
Effect of dilutive stock options and warrants (1)	0	[1]	0	[1]	0 [1]
Weighted average common shares outstanding-diluted	69,587,814		24,282,433		12,143,184
Loss per common share-basic and diluted	$ (0.11)		$ (0.18)		$ (1.59)

[1]	The number of shares underlying options and warrants outstanding as of December 31, 2012 and December 31, 2011 are 47,795,702 and 32,679,862, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.